TrueShares Structured Outcome (September) ETF
Schedule of Investments
September 30, 2021 (Unaudited)

	Shares / Principal Amount	Value
SHORT-TERM INVESTMENTS - 103.4%
Money Market Funds — 0.2%
First American Treasury Obligations Fund - Class X, 0.01% (a)	49,201	49,201
Total Money Market Funds (Cost $49,201)		49,201

U.S. Treasury Bills - 103.2%
0.04%, 3/03/2022 (c)(d)	24,768,000	24,763,789
Total U.S. Treasury Bills (Cost $24,764,973)		24,763,789
TOTAL SHORT-TERM INVESTMENTS (Cost $24,814,174)		24,812,990
	Number of
	Contracts (b)		Notional Value
PURCHASED OPTIONS - 3.5%
PURCHASED CALL OPTIONS - 3.5%
CBOE SPDR S&P 500 ETF Trust
Expiration: August 31, 2022, Exercise Price: $452	419	848,787	$17,980,966
TOTAL PURCHASED OPTIONS (Cost $1,280,468)		848,787

TOTAL INVESTMENTS (Cost $26,094,642) - 106.9%		25,661,777
Other assets and liabilities, net - (6.9)%		(1,650,446)
TOTAL NET ASSETS - 100.0%		$24,011,331
Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange
SPDR	Standard & Poor's Depositary Receipt

(a) The rate shown is the annualized seven-day yield at period end.
(b) Each contract has a multiplier of 100.
(c) The rate shown is the effective yield as of September 30, 2021.
(d) Designated as collateral for written options.

TrueShares Structured Outcome (September) ETF
Schedule of Written Options
September 30, 2021 (Unaudited)

	Number of
	Contracts (a)	Value	Notional Value
WRITTEN OPTIONS - (6.9)%
WRITTEN PUT OPTIONS - (6.9)%
CBOE SPDR S&P 500 ETF Trust
Expiration: August 31, 2022, Exercise Price: $407	609	$1,663,976	$26,134,626
TOTAL WRITTEN OPTIONS (Premiums Received $1,293,861)		$1,663,976

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange
SPDR	Standard & Poor's Depositary Receipt
(a) Each contract has a multiplier of 100.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of September 30, 2021:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Money Market Funds	$49,201	$-	$-	$49,201
U.S. Treasury Bills	-	24,763,789	-	24,763,789
Purchased Call Options	-	848,787	-	848,787
Total Investments - Assets	$49,201	$25,612,576	$-	$25,661,777
Other Financial Instruments - Liabilities:
Written Put Options	$-	$1,663,976	$-	$1,663,976